Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 27,804	$ 6,678
Trade and other receivables	1,238	290
Inventories (note 5)	3,055	4,009
Income taxes receivable	117
Prepaid expenses and other assets (note 6)	994	290
Total current assets	33,208	11,267
Non-current assets
Restricted cash and cash equivalents	332	8
Investment tax credit receivable	719	743
Property and equipment (note 7)	11,499	11,645
Intangible assets (note 8)	3,335	7
Deferred tax assets	952	75
Total non-current assets	16,837	12,478
Total assets	50,045	23,745
Current liabilities
Payables and accrued liabilities (note 9)	5,841	1,012
Provisions	432
Income taxes payable	108
Current portion of deferred revenues (note 4)	97
Current portion of lease liabilities	407	299
Warrant liability (note 11)	2,796
DSU liability (note 12)	217
Total current liabilities	9,898	1,311
Non-current liabilities
Deferred revenues (note 4)	1,613
Lease liabilities	1,280	1,399
Employee future benefits (note 10)	11,027
Total non-current liabilities	13,920	1,399
Total liabilities	23,818	2,710
Shareholders’ equity
Share capital (note 13)	22,002	13,517
Contributed surplus	3,910	3,874
Retained earnings	1,533	4,356
Accumulated other comprehensive loss	(1,218)	(712)
Total Shareholders’ equity	26,227	21,035
Total liabilities and shareholders’ equity	$ 50,045	$ 23,745